Segment Information (Details) R$ in Thousands	3 Months Ended
	Mar. 31, 2026 BRL (R$) Segment	Mar. 31, 2025 BRL (R$)
Segment Information [Abstract]
Reportable segment (in Segment) | Segment	4
Inter-segment revenues, adjustments or reclassifications | R$	R$ (736,908)	R$ (265,212)